Goodwill and Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
	Jan. 17, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		€ 0
Non-current trade receivables Mesoblast license agreement		€ 0	€ 2,209
Mesoblast License Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Non-current trade receivables Mesoblast license agreement, Settlement difference	€ 1,000,000
Mesoblast License Agreement [Member] | Amendment Entered With Mesoblast To Convert The License Into Non Exclusive [Member]
Disclosure of detailed information about intangible assets [line items]
Non-current trade receivables Mesoblast license agreement	2,500,000
Non-current trade receivables decrease due to settlement	1,500,000
Consideration receivable	€ 1,500,000